Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc. and Wells Fargo Bank, National Association

(together, the “Company”)

Wells Fargo Securities, LLC

Bank of America, N.A.

BofA Securities, Inc.

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley & Co. LLC

First Citizens Capital Securities, LLC

MUFG Securities Americas Inc.

SMBC Nikko Securities America, Inc.

TD Securities (USA) LLC

(collectively, the “Specified Parties”):

Re: BX Commercial Mortgage Trust 2024-VLT5 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “BX 2024-VLT5 Accounting Tape.xlsx” provided by the Company on October 2, 2024 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and three related mortgaged properties (“Mortgaged Properties”) as of October 9, 2024 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering of BX Commercial Mortgage Trust 2024-VLT5, Commercial Mortgage Pass-Through Certificates, Series 2024-VLT5 (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Company” when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in the Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of these documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Loan Files, Calculation Methodology and Cut-off Date.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows.

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Mortgaged Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
October 2, 2024

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Control Number	Provided by the Company
Property Name	Provided by the Company
Property Code	Provided by the Company
Number of Properties	Provided by the Company
Allocated Mortgage Loan Amount ($)	Draft Loan Agreement
Address	Appraisal Report
City	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Appraisal Date	Appraisal Report
Appraised Value ($)	Appraisal Report
Appraised Value (Portfolio Premium) ($)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II Recommended (Y/N)	Phase I Environmental Report
Environmental Phase II Report Date	Phase II Environmental Report
PML or SEL (%)	Seismic Report
Seismic Report Date	Seismic Report
Unit Description	Provided by the Company
Shell Capacity (MW)	Rent Roll
Leased Capacity (MW)	Rent Roll

ATTACHMENT A

Attribute	Source Document(s)
Leased Capacity Date	Rent Roll
2021 EGI Date	Underwritten Cash Flows
2021 EGI ($)	Underwritten Cash Flows
2021 Expenses ($)	Underwritten Cash Flows
2021 NOI ($)	Underwritten Cash Flows
2021 NCF ($)	Underwritten Cash Flows
2022 EGI Date	Underwritten Cash Flows
2022 EGI ($)	Underwritten Cash Flows
2022 Expenses ($)	Underwritten Cash Flows
2022 NOI ($)	Underwritten Cash Flows
2022 NCF ($)	Underwritten Cash Flows
2023 EGI Date	Underwritten Cash Flows
2023 EGI ($)	Underwritten Cash Flows
2023 Expenses ($)	Underwritten Cash Flows
2023 NOI ($)	Underwritten Cash Flows
2023 NCF ($)	Underwritten Cash Flows
Underwritten EGI ($)	Underwritten Cash Flows
Underwritten Expenses ($)	Underwritten Cash Flows
Underwritten Net Operating Income ($)	Underwritten Cash Flows
Underwritten Replacement Reserve ($)	Underwritten Cash Flows
Underwritten Net Cash Flow ($)	Underwritten Cash Flows
Note Date	Draft Loan Agreement
First Payment Date	Draft Loan Agreement
Maturity Date or Anticipated Repayment Date	Draft Loan Agreement
Mortgage Rate	Provided by the Company
Trustee/Certificate Administrator Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company

ATTACHMENT A

Attribute	Source Document(s)
Operating Advisor Fee Rate	Provided by the Company
CREFC Fee Rate	Provided by the Company
Interest Accrual Basis	Draft Loan Agreement
Trust Notes Original Principal Balance ($)	Draft Loan Agreement
Trust Notes Loan Level Cut-Off Date Balance ($)	Draft Loan Agreement
Trust Notes Property Level Cut-Off Date Balance ($)	Draft Loan Agreement
Trust Notes Balloon Payment ($)	Draft Loan Agreement
Prepayment Restriction Code	Draft Loan Agreement
Amortization Term (Original)	Draft Loan Agreement
IO Period	Draft Loan Agreement
Loan Amortization Type	Draft Loan Agreement
ARD Loan (Y/N)	Draft Loan Agreement
Affiliated Sponsor (Y/N)	Draft Loan Agreement
Lien Position	Provided by the Company
Title Vesting (Fee/Leasehold/Both)	Provided by the Company
Ground Lease Initial Expiration Date	Provided by the Company
Type of Lockbox	Draft Loan Agreement
Engineering Escrow/Deferred Maintenance	Draft Loan Agreement
Environmental Escrow	Draft Loan Agreement
Springing Environmental Escrow Description	Draft Loan Agreement
Tax Escrow (Initial)	Draft Loan Agreement
Tax Escrow (Monthly)	Draft Loan Agreement
Tax Escrow Description	Draft Loan Agreement
Insurance Escrow (Initial)	Draft Loan Agreement
Insurance Escrow (Monthly)	Draft Loan Agreement
Insurance Escrow Description	Draft Loan Agreement
Replacement Reserve (Initial)	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Replacement Reserve (Monthly)	Draft Loan Agreement
Replacement Reserve Description	Draft Loan Agreement
TI/LC Reserve (Initial)	Draft Loan Agreement
TI/LC Reserve (Monthly)	Draft Loan Agreement
TI/LC Reserve Description	Draft Loan Agreement
Ground Lease Reserve (Initial)	Draft Loan Agreement
Ground Lease Reserve (Monthly)	Draft Loan Agreement
Ground Lease Reserve Description	Draft Loan Agreement
Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow I (Initial)	Draft Loan Agreement
Other Escrow I (Monthly)	Draft Loan Agreement
Springing Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow II Reserve Description	Draft Loan Agreement
Other Escrow II (Initial)	Draft Loan Agreement
Other Escrow II (Monthly)	Draft Loan Agreement
Springing Other Escrow II Reserve Description	Draft Loan Agreement
Whole Loan Original Principal Balance ($)	Draft Loan Agreement
Whole Loan Cut-Off Date Balance ($)	Draft Loan Agreement
Trust A Notes Original Principal Balance ($)	Draft Loan Agreement
Trust A Notes Cut-Off Date Balance ($)	Draft Loan Agreement
Junior Notes Original Balance ($)	Draft Loan Agreement
Junior Notes Cut-off Date Balance ($)	Draft Loan Agreement
Companion Notes Original Balance ($)	Draft Loan Agreement
Companion Notes Cut-off Date Balance ($)	Draft Loan Agreement
Companion Notes Description	Draft Loan Agreement
Existing Mezzanine Debt (Y/N)	Mezzanine Loan Agreement
Existing Unsecured Debt (Y/N)	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Future Secured Debt Permitted (Y/N)	Draft Loan Agreement
Future Mezzanine Debt Permitted (Y/N)	Draft Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Draft Loan Agreement

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
% of Initial Pool Balance	Allocated Mortgage Loan Amount ($) divided by the aggregate of the total Allocated Mortgage Loan Amount ($)
Leased Capacity (MW)(%)	Leased Capacity (MW) divided by Shell Capacity (MW)
Mortgage Loan Closing Date LTV (Portfolio Value)	Trust Notes Loan Level Cut-Off Date Balance ($) divided by Appraised Value (Portfolio Premium) ($)
Mortgage Loan Closing Balloon LTV (Portfolio Value)	Trust Notes Balloon Payment ($) divided by Appraised Value (Portfolio Premium) ($)
UW NCF DSCR	Underwritten Net Cash Flow ($) divided by the product of Trust Notes Loan Level Cut-Off Date Balance ($), Interest Accrual Basis and Mortgage Rate
Cut-Off Date UW NOI Debt Yield	Underwritten Net Operating Income ($) divided by Trust Notes Loan Level Cut-Off Date Balance ($)
Cut-Off Date UW NCF Debt Yield	Underwritten Net Cash Flow ($) divided by Trust Notes Loan Level Cut-Off Date Balance ($)
Monthly Debt Service Amount	The product of i) Mortgage Rate, ii) Trust Notes Loan Level Cut-Off Date Balance ($), iii) Interest Accrual Basis, and iv) 1/12
Amortization Term (Remaining)	Amortization Term (Original) minus Seasoning, or if Amortization Term (Original) is “NAP,” show “NAP”
Loan Term (Original)	Number of monthly payments between and including the First Payment Date and Maturity Date or Anticipated Repayment Date
Loan Term (Remaining)	Loan Term (Original) minus Seasoning
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date

B-1